Note 19. Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations Attributable to Parent		$ (1,090.2)	$ (544.0)	$ (271.9)
(Loss) income from discontinued operations, net of tax		(90.2)	(42.7)	121.3
Adjustment for net income attributable to redeemable interest holder		(5.2)	0.0	0.0
Adjustment of redeemable noncontrolling interest	$ 0.0	0.0	6.8	1.6
Net Income (Loss) Available to Common Stockholders, Basic		(1,185.6)	(593.5)	(152.2)
Net Income (Loss) Available to Common Stockholders, Diluted		$ (1,185.6)	$ (593.5)	$ (152.2)
Weighted Average Number of Shares Outstanding, Basic		269.2	241.7	230.9
Weighted Average diluted Shares before Stock Options And Restricted Stock Units		269.2	241.7	230.9
Basic loss per share (see Note 19)		$ (4.40)	$ (2.46)	$ (0.66)
Earnings Per Share, Diluted		(4.40)	(2.46)	(0.66)
Continuing operations		(4.06)	(2.28)	(1.19)
Discontinued operations		$ (0.34)	$ (0.18)	$ 0.53